Organization and Business Description (Details) - Schedule of Condensed Consolidated Financial Statements - VIE [Member] - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 22,301,879	$ 18,903,147
Non-current assets	1,933,397	2,036,387
Total assets	24,235,276	20,939,534
Current liabilities	7,475,978	5,703,843
Non-current liabilities
Total liabilities	$ 7,475,978	$ 5,703,843